GENERAL (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed in Business Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010 Raysat Antenna Systems [Member]	Dec. 31, 2010 Raysat Antenna Systems [Member] Technology [Member]	Dec. 31, 2010 Raysat Antenna Systems [Member] Customer relationships [Member]	Dec. 31, 2010 Raysat Antenna Systems [Member] Backlog [Member]	Dec. 31, 2010 Raysat Antenna Systems [Member] In Process Research And Development [Member]	Dec. 31, 2010 Wavestream Corporation [Member]		Dec. 31, 2010 Wavestream Corporation [Member] Technology [Member]	Dec. 31, 2010 Wavestream Corporation [Member] Customer relationships [Member]	Dec. 31, 2010 Wavestream Corporation [Member] Backlog [Member]	Dec. 31, 2011 Cicat Networks Inc [Member]	Dec. 31, 2011 Cicat Networks Inc [Member] Customer relationships [Member]	Dec. 31, 2011 Cicat Networks Inc [Member] Backlog [Member]
Business Acquisition [Line Items]
Cash	$ 1,396					$ 5,873					$ 134
Other current assets	3,140					18,425					1,301
Non-current assets	2,144					355					209
Property and equipment	3,147					3,513					42
Intangible assets	9,778	7,963	1,279	91	445	43,568		40,040	3,187	341	720	626	94
Goodwill	20,162					85,920	[1]				1,890
Current liabilities	(7,867)					(13,609)					(1,075)
Long-term liabilities	(3,436)					(9,097)	[2],[3]				(398)
Net assets acquired	$ 28,463					$ 134,512					$ 2,823

[1]	In 2011 the goodwill amount was adjusted by $ 435 as a result of a working capital adjustment
[2]	Mainly deferred tax liabilities
[3]	Mainly attributed to deferred tax liabilities.